Schedule of Investments (unaudited) September 30, 2019	BlackRock Emerging Markets Equity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 92.6%

Argentina — 5.6%
Grupo Financiero Galicia SA — ADR	21,082	$274,066
Ternium SA, ADR	27,988	537,090
YPF SA, ADR	48,728	450,734

		1,261,890

Brazil — 2.7%
Light SA	4,104	18,965
Petroleo Brasileiro SA — ADR	11,923	172,526
Suzano SA	52,741	427,137

		618,628

China — 27.2%
Aisino Corp., Class A	106,499	312,921
Baidu, Inc. - ADR(a)	6,279	645,230
Bank of China Ltd., Class H	1,548,000	607,081
China Eastern Airlines Corp. Ltd., Class H(a)	1,124,000	544,388
China Petroleum & Chemical Corp., Class H	970,000	573,989
China Resources Power Holdings Co. Ltd.	304,000	368,839
Industrial & Commercial Bank of China Ltd., Class H	705,000	472,304
iQIYI, Inc., ADR(a)	28,446	458,834
Kunlun Energy Co. Ltd.	658,000	566,983
PetroChina Co. Ltd., ADR	4,581	232,761
PetroChina Co. Ltd., Class H	266,000	136,445
SJM Holdings Ltd.	404,000	383,688
Wynn Macau Ltd.	272,400	530,818
Zhejiang Huace Film & TV Co. Ltd., Class A	342,000	316,466

		6,150,747

Colombia — 2.3%
Ecopetrol SA, — ADR	30,305	516,094

Greece — 1.5%
Alpha Bank AE(a)	182,156	340,416

Hong Kong — 0.9%
Health & Happiness H&H International Holdings Ltd.	46,500	196,408

Indonesia — 3.3%
Astra International Tbk PT	1,604,600	746,041

Israel — 1.8%
Israel Chemicals Ltd.	83,523	417,856

Italy — 1.6%
Prada SpA	125,400	365,039

Security	Shares	Value

Malaysia — 1.2%
Sapura Energy Bhd	3,984,200	$265,981

Mexico — 7.1%
Cemex SAB de CV — ADR	47,652	186,796
Grupo Financiero Banorte SAB de CV, Series O	93,803	504,190
Grupo Televisa SAB — ADR	44,467	434,887
Wal-Mart de Mexico SAB de CV	161,248	477,845

		1,603,718

Panama — 1.4%
Copa Holdings SA, Class A	3,264	322,320

Poland — 1.8%
Alior Bank SA(a)	247	2,392
KGHM Polska Miedz SA(a)	20,263	404,448

		406,840

Russia — 3.4%
Magnit PJSC	8,548	468,342
VTB Bank PJSC	228,554,241	150,003
VTB Bank PJSC, — GDR	118,094	152,827

		771,172

South Africa — 4.7%
Mediclinic International PLC	114,361	465,511
Woolworths Holdings Ltd.	163,436	594,959

		1,060,470

South Korea — 7.9%
Samsung Electronics Co. Ltd.	33,669	1,378,544
Samsung SDI Co. Ltd.	2,140	398,402

		1,776,946

Taiwan — 9.5%
Asustek Computer, Inc.	68,000	452,529
Hon Hai Precision Industry Co. Ltd.	185,000	436,529
Nanya Technology Corp.	146,000	379,218
Silicon Motion Technology Corp. — ADR	12,683	448,344
United Microelectronics Corp.	1,035,000	443,805

		2,160,425

Turkey — 4.6%
Turk Hava Yollari AO(a)	250,579	548,354
Turkiye Halk Bankasi AS(a)	421,060	488,363

		1,036,717

United Arab Emirates — 2.6%
Emaar Properties PJSC	471,153	592,219

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Equity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 1.5%
Airtel Africa PLC(a)(b)	566,889	$350,692

Total Common Stocks — 92.6% (Cost — $22,632,639)		20,960,619

Preferred Stock

Brazil — 2.8%
Cia Brasileira de Distribuicao, Preference Shares	33,519	643,766

Total Preferred Stocks — 2.8% (Cost — $771,593)		643,766

Total Long-Term Investments — 95.4% (Cost — $23,404,232)		21,604,385

Security	Shares	Value

Short-Term Securities — 7.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(c)(d)	1,731,656	$1,731,656

Total Short-Term Securities — 7.7% (Cost — $1,731,656)		1,731,656

Total Investments — 103.1% (Cost — $25,135,888)		23,336,041

Liabilities in Excess of Other Assets — (3.1)%		(703,899)

Net Assets — 100.0%		$22,632,142

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Annualized 7-day yield as of period end.
(d)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold	Par/ Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	471,061	1,260,595	—	1,731,656	$1,731,656	$28,640	$—	$—
iShares MSCI South Korea ETF	5,061	—	(5,061)	—	—	—	(73,658)	78,207

					$1,731,656	$28,640	$(73,658)	$78,207

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Currency Abbreviations

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipts

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

OTC — Over-the-Counter

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Equity Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	14	12/20/19	$701	$(14,941)
Short Contracts
FTSE China A50 Index	56	10/30/19	761	7,480

				$(7,461)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	622,108	ZAR	9,177,700	Bank of America N.A.	10/16/19	$17,229

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short:	Credit Suisse International	02/08/23	$1,406,515	$391,768	(b)	$1,462,008	24.37%
	Deutsche Bank AG	02/17/23 – 02/20/23	(360,291)	(840	)(c)	(360,742)	1.59
	Goldman Sachs. & Co.	02/27/23	(443,822)	(11,189	)(d)	(454,848)	4.50
	HSBC Bank PLC	02/10/23 – 02/13/23	(689,279)	(538,488	)(e)	(770,533)	30.01

				$(158,749)		$(124,115)

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-350 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

HKD — 1M Hong Kong Interbank Offer rate (HIBOR)
USD — 1D Overnight Bank Funding Rate (OBFR01)
USD — 1D Overnight Fed Funds Effective Rate (FEDL01)
USD — 1M US Dollar LIBOR BBA

(b)	Amount includes $336,275 of net dividends and financing fees.
(c)	Amount includes $(389) of net dividends and financing fees.
(d)	Amount includes $(163) of net dividends and financing fees.
(e)	Amount includes $(457,234) of net dividends and financing fees.

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Equity Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Credit Suisse International as of September 30, 2019 expiration dates 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Argentina
Ternium SA Sponsored — ADR	1,952	$37,459	2.6%

Brazil
Petroleo Brasileiro SA	420	6,077	0.4

China
China Unicom Hong Kong Ltd.	710,000	751,585	51.4
Geely Automobile Holdings Ltd.	526,000	893,804	61.2
SJM Holdings Ltd.	82,000	77,877	5.3

		1,723,266

Hong Kong
CK Hutchison Holdings Ltd.	84,000	741,562	50.7

Mexico
Cemex SAB de CV — ADR	84,129	329,786	22.6

South Korea
Korea Electric Power Corp.	29,225	632,270	43.2

Total Reference Entity — Long		3,470,420

Reference Entity — Short

Brazil
Pagseguro Digital Ltd. Class A	(12,892)	(597,029)	(40.9)

China
Shenzhou International Group Holdings Ltd.	(31,300)	(408,318)	(27.9)

Malaysia
IHH Healthcare Bhd	(31,500)	(42,719)	(2.9)

Russia
MMC Norilsk Nickel PJSC — ADR	(20,297)	(519,314)	(35.5)

United States
EPAM System Inc.	(2,419)	(441,032)	(30.2)

Total Reference Entity — Short		(2,008,412)

Net Value of Reference Entity — Credit Suisse International		$1,462,008

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank AG as of September 30, 2019 expiration dates 02/17/23 — 02/20/23:

	Shares	Value	% of Basket Value

Reference Entity — Short

Malaysia
IHH Healthcare Bhd	(266,000)	$(360,742)	100.0%

Total Reference Entity — Short		(360,742)

Net Value of Reference Entity — Deutsche Bank AG		$(360,742)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of September 30, 2019 expiration dates 02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Greece
Alpha Bank AE	17,627	32,942	(7.2)

Taiwan
Silicon Motion Technology Corp. — ADR	2,863	101,207	(22.3)

Turkey
Turk Hava Yollari AO	75,288	164,756	(36.2)

Total Reference Entity — Long		298,905

Reference Entity — Short

Qatar
Qatar National Bank	(49,715)	(263,742)	58.0

Saudi Arabia
Riyad Bank	(75,367)	(490,011)	107.7

Total Reference Entity — Short		(753,753)

Net Value of Reference Entity — Goldman Sachs & Co.		$(454,848)

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Equity Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of September 30, 2019 expiration dates 02/10/23 — 02/13/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Brazil
OI SA	524,531	$119,930	(15.5)%
Petroleo Brasileiro SA	46,366	670,916	(87.1)

		790,846

China
Bank of China Ltd.	400,000	156,868	(20.4)

Israel
Bezeq The Israeli Telecommunication Corp. Ltd.	637,108	422,519	(54.8)

Malaysia
Sapura Energy Bhd.	894,300	59,703	(7.8)

Mexico
Coca Cola FAMSA SAB SP — ADR	5,909	358,204	(46.5)

Poland
KGHM Polska Miedz SA	3,081	61,496	(8.0)
PGE Polska Grupa Energetyczna SA	170,172	339,170	(44.0)

		400,666

Taiwan
United Microelectronics Corp.	144,000	61,747	(8.0)
Yageo Corp.	47,000	373,424	(48.5)

		435,171

United Kingdom
Prudential PLC	25,099	454,824	(59.0)

Total Reference Entity — Long		3,078,801

	Shares	Value	% of Basket Value

Reference Entity — Short

Argentina
Mercadolibre, Inc.	(618)	$(340,660)	44.2%

Australia
Fortescue Metals Group Ltd.	(89,925)	(535,253)	69.5

Brazil
StoneCo. Ltd.	(16,972)	(590,286)	76.6

China
Pinduoduo, Inc. — ADR	(21,168)	(682,033)	88.5

India
ICICI Bank Ltd. — ADR	(31,627)	(385,217)	50.0

Malaysia
IHH Healthcare Bhd	(28,000)	(37,973)	4.9

Qatar
Commercial Bank PQSC	(142,803)	(169,302)	22.0

Taiwan
Radiant Opto-Electronics Corp.	(118,000)	(450,663)	58.5

Turkey
Turkiye Garanti Bankasi AS	(364,398)	(657,947)	85.4

Total Reference Entity — Short		(3,849,334)

Net Value of Reference Entity — HSBC Bank PLC		$(770,533)

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Equity Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$1,261,890	$—	$—	$1,261,890
Brazil	618,628	—	—	618,628
China	1,336,824	4,813,923	—	6,150,747
Colombia	516,094	—	—	516,094
Greece	—	340,416	—	340,416
Hong Kong	—	196,408	—	196,408
Indonesia	—	746,041	—	746,041
Israel	—	417,856	—	417,856
Italy	—	365,039	—	365,039
Malaysia	—	265,981	—	265,981
Mexico	1,603,718	—	—	1,603,718
Panama	322,320	—	—	322,320
Poland	—	406,840	—	406,840
Russia	—	771,172	—	771,172
South Africa	384,831	675,639	—	1,060,470
South Korea	—	1,776,946	—	1,776,946
Taiwan	448,344	1,712,081	—	2,160,425
Turkey	—	1,036,717	—	1,036,717
United Arab Emirates	—	592,219	—	592,219
United Kingdom	—	350,692	—	350,692

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Equity Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Preferred Stock	$643,766	$—	$—	$643,766
Short-Term Securities	1,731,656	—	—	1,731,656

	$8,868,071	$14,467,970	$—	$23,336,041

Derivative Financial Instruments(a)
Assets:
Equity contracts	$7,480	$391,768	$—	$399,248
Forward foreign currency contracts	—	17,229	—	17,229
Liabilities:
Equity contracts	(14,941)	(550,517)	—	(565,458)

	$(7,461)	$(141,520)	$—	$(148,981)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

7